Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property, plant and equipment, gross	$ 68,639	$ 48,196
Accumulated depreciation	(23,593)	(18,941)
Property, plant and equipment, net	45,046	29,255
Computer and peripheral equipment [Member]
Cost:
Property, plant and equipment, gross	8,092	4,720
Office furniture and equipment [Member]
Cost:
Property, plant and equipment, gross	3,268	2,233
Machinery and equipment [Member]
Cost:
Property, plant and equipment, gross	28,474	20,301	[1]
Leasehold Improvements [Member]
Cost:
Property, plant and equipment, gross	16,061	8,627
Building and land [Member]
Cost:
Property, plant and equipment, gross	$ 12,744	$ 12,315	[1]

[1]	Reclassified